Deconsolidations and Disposal of Argyle	12 Months Ended
Dec. 31, 2025
Deconsolidations and Disposal of Argyle [Abstract]
DECONSOLIDATIONS AND DISPOSAL OF ARGYLE

4. DECONSOLIDATIONS AND DISPOSAL OF ARGYLE

Deconsolidation of Argyle

The Group became the major shareholder of Argyle Beijing and its subsidiaries (“Argyle”) in April 2019. Despite the Group legally holding a 60% equity ownership in Argyle, the Group concluded that starting from June 1, 2022, it lost the power and ability to direct the relevant activities of Argyle in accordance with ASC 810-10-40-4 and ASC 810-10-55-4A. As a result, the Group deconsolidated Argyle, and began to account for its equity interests in Argyle using the measurement alternative method under ASC 321.

In March 2025, the Group entered into the repurchase agreement pursuant to which the Group sold all of its equity interests in Argyle for a consideration of USD15 million (equivalent to RMB108 million) and 626,746 ordinary shares of the Group. All cash consideration and ordinary shares were received in 2025. As of December 31, 2025, the disposal was completed, and the Group recognized a gain on disposal of RMB 114,042,806 (USD 16,307,904) in “Other income, net” in the consolidated statements of comprehensive income.